Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	INVESTMENT MANAGERS SERIES TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2021
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2021
Prospectus Date	rr_ProspectusDate	May 01, 2021
AXS Merger Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the AXS Merger Fund (the “Fund”) is to seek to achieve positive risk-adjusted returns with less volatility than in the equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 22, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Fund’s predecessor fund, Kellner Merger Fund, was 256% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	256.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets in equity securities and related derivatives of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (collectively, “Merger Transactions”). The types of equity securities in which the Fund primarily invests include common stocks and preferred stocks of any size market capitalization and may also include real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Fund may have significant exposure to one or more economic sectors of the market. The Fund may invest without limitation in securities of foreign companies.

The Fund’s sub-advisor, Kellner Management, L.P. (“Kellner” or the “Sub-Advisor”) investment technique, sometimes referred to as “merger arbitrage,” is a highly specialized investment approach designed to profit from the successful completion of Merger Transactions. In pursuing its strategy, the Sub-Advisor may employ investment techniques that involve leverage (investment exposure which exceeds the initial amount invested), such as short selling, borrowing against a line of credit for investment purposes and purchasing and selling derivative instruments including futures, options, swaps, forward foreign currency contracts and other synthetic instruments. The Fund may employ these investment techniques without limit, subject to the Investment Company Act of 1940, as amended (the “1940 Act”). The approach most frequently utilized by the Fund involves purchasing the shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. The Sub-Advisor may engage in selling securities short under certain circumstances, such as when the terms of a proposed acquisition call for the exchange of common stock and/or other securities. In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

The Fund may enter into equity swaps, forms of derivatives, for the purpose of attempting to obtain a desired return on, or increased exposure to, certain equity securities or equity indices. Swaps are two party contracts for periods ranging from a few days or weeks to more than one year. In a standard total return “swap” transaction, two parties agree to exchange the returns which might be earned or realized on particular investments or instruments or a basket of investments or instruments. The parties do not actually invest in or own the underlying securities or instruments that are the subject of the swap contract. Under such a swap agreement, the Fund pays the other party to the agreement (a “swap counterparty”) fees plus an amount equal to any negative total returns from the underlying investments specified in the swap agreement. In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying investments.

The Sub-Advisor employs a research-driven process that aims to identify investment opportunities with favorable risk/reward trade-offs within the following guidelines:

1)	Securities are evaluated for purchase after the public announcement of a corporate event or restructuring.

2)	Proprietary analysis is done to consider the strategic rationale of the transaction, the financial resources of the parties involved and the liquidity of the securities.

3)	Securities are typically purchased if the Sub-Advisor believes the potential return from its investment sufficiently compensates the Fund in light of the risks involved, including the risk that the transaction may not be completed and the length of time until completion of the transaction.

4)	The potential risk/reward of the position is assessed on an ongoing basis and continuously monitored.

Most of the Fund’s positions are held until the completion of the transaction. Positions may be sold prior to the completion of the transaction when the companies involved in the transaction no longer meet the Fund’s expected return criteria taking into account prevailing market prices and the relative risk of the transaction. The Sub-Advisor expects that the Fund’s active or frequent trading of portfolio securities may result in a portfolio turnover rate in excess of 100% on an annual basis. From time to time, due to lack of suitable investment opportunities, the Fund may be invested in cash or invest assets into money market instruments, including money market funds, or other cash equivalents.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund. Investing in fewer issuers makes the Fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objectives.

Merger arbitrage risk. Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Fund’s performance.

Market risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Equity risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Preferred stock risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Short sales risk. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the date of the short sale and the date on which the Fund replaces the security or other instrument borrowed to make the short sale, the Fund will experience a loss, which is theoretically unlimited since there is a theoretically unlimited potential for the market price of a security or other instrument sold short to increase.

Derivatives risk. Derivatives include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices, or other reference obligations or measures of value. Major types of derivatives include futures, options, swaps and forward contracts. Using derivatives exposes the Fund to additional or heightened risks, including leverage risk, liquidity risk, valuation risk, market risk, counterparty risk, and credit risk. Derivatives transactions can be highly illiquid and difficult to unwind or value, they can increase Fund volatility, and changes in the value of a derivative held by the Fund may not correlate with the value of the underlying instrument or the Fund’s other investments. Many of the risks applicable to trading the instruments underlying derivatives are also applicable to derivatives trading. However, derivatives are subject to additional risks, such as operational risk, including settlement issues, and legal risk, including that underlying documentation is incomplete or ambiguous. For derivatives that are required to be cleared by a regulated clearinghouse, other risks may arise from the Fund’s relationship with a brokerage firm through which it submits derivatives trades for clearing, including in some cases from other clearing customers of the brokerage firm.

Swap agreement risk. A swap agreement is a form of derivative that provides leverage, allowing the Acquired Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Acquired Fund has invested in that investment or instrument. Although the Acquired Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Acquired Fund’s obligations to the counterparty, and will not prevent the Acquired Fund from incurring losses greater than the value of those specified investments or instruments. By using swap agreements, the Acquired Fund is exposed to additional risks concerning the counterparty. The use of swap agreements could cause the Acquired Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Acquired Fund had made direct investments. Use of leverage involves special risks and is speculative. If the Advisor is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.

Real estate investment trust (REIT) risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

Master limited partnership risk. Investment in securities of an MLP involves risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. Certain MLP securities may trade in low volumes due to their small capitalizations. Accordingly, those MLPs may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity to enable the Fund to effect sales at an advantageous time or without a substantial drop in price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.

MLP tax risk. A change in current tax law, or a change in the business of an MLP, could result in an MLP being treated as a corporation or other form of taxable entity for U.S. federal income tax purposes, which could result in the MLP being required to pay U.S. federal income tax, excise tax or another form of tax on its taxable income. The classification of an MLP as a corporation or other form of taxable entity for U.S. federal income tax purposes could reduce the amount of cash available for distribution by the MLP and could cause any such distributions received by the Fund to be treated as dividend income, return of capital, or capital gain. Therefore, if any MLPs owned by the Fund were treated as corporations or other forms of taxable entities for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investment in such MLPs could be materially reduced, which could cause a material decrease in the net asset value per share (“NAV”) of the Fund’s shares.

Sector focus risk. The Fund may invest a larger portion of its assets in one or more sectors, such as the financial sector, than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others: government regulation of, or related to, the sector; governmental monetary and fiscal policies; economic, business or political conditions; credit rating downgrades; changes in interest rates; price competition; and decreased liquidity in credit markets. This sector has experienced significant losses and a high degree of volatility in the past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Non-diversification risk. The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.

Foreign investment risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and changes in the regulatory environments of foreign countries. Changes in exchange rates and interest rates, and the imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and/or other governments may adversely affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Market capitalization risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. The securities of small-capitalization and mid-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Leveraging risk. Certain Fund transactions, such as entering into futures contracts, options and short sales, may give rise to a form of leverage. Leverage can magnify the effects of changes in the value of the Fund’s investments and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

Money market fund risk. Although money market funds generally seek to preserve the value of an investment at $1.00 per share, the Fund may lose money by investing in money market funds. A money market fund’s sponsor has no legal obligation to provide financial support to the money market fund. The credit quality of a money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the money market fund’s share price. A money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets and/or significant market volatility. Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities owned by the Fund.

Management and strategy risk. The value of your investment depends on the judgment of the Fund’s advisor about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect.

Recent market events. An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) has resulted in a global pandemic and has caused major disruptions to economies and markets around the world, including the United States. Financial markets experienced and may continue to experience extreme volatility and severe losses, and trading in many instruments was and may continue to be disrupted as a result. Liquidity for many instruments was and may continue to be greatly reduced for extended periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers. Other market events like the COVID-19 outbreak may cause similar disruptions and effects.

Portfolio turnover risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

Cybersecurity risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, the Sub-Advisor and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of those securities could decline if the issuers experience cybersecurity incidents.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. Investment in securities of a limited number of issuers exposes the Fund to greater market risk and potential losses than if its assets were diversified among the securities of a greater number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund acquired the assets and liabilities of the Kellner Merger Fund, a series of Advisors Series Trust (the “Predecessor Fund”), on January 22, 2021. As a result of the acquisition, the Fund is the accounting successor of the Predecessor Fund. Performance results shown in the bar chart and the performance table below for periods prior to January 22, 2021 reflect the performance of the Predecessor Fund.

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the ICE BofA Merrill Lynch 3-Month Treasury Bill Index and HFRX ED Merger Arbitrage Index. The bar chart shows the performance of the Predecessor Fund’s Institutional Class shares. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at the Fund’s website, www.axsinvestments.com or by calling the Fund at 1-833-AXS-ALTS (1-833-297-2587).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Predecessor Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Predecessor Fund compare with the average annual total returns of the ICE BofA Merrill Lynch 3-Month Treasury Bill Index and HFRX ED Merger Arbitrage Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-833-AXS-ALTS (1-833-297-2587)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.axsinvestments.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) for Predecessor Fund’s Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Institutional Class Shares
Highest Calendar Quarter Return at NAV	3.26%	Quarter Ended 06/30/2017
Lowest Calendar Quarter Return at NAV	(4.63)%	Quarter Ended 03/31/2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for Periods Ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class Shares will vary from returns shown for Institutional Class Shares.
AXS Merger Fund | ICE BofA Merrill Lynch 3-Month Treasury Bill Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.67%
5 Years	rr_AverageAnnualReturnYear05	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	0.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
AXS Merger Fund | HFRX ED: Merger Arbitrage Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	4.44%
5 Years	rr_AverageAnnualReturnYear05	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	2.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
AXS Merger Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GAKAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.49%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.91%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.41%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.24%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 227
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 718
1 Year	rr_AverageAnnualReturnYear01	0.08%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.62%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.36%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012	[3]
AXS Merger Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	GAKIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.49%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.91%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.16%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 643
Annual Return 2013	rr_AnnualReturn2013	4.74%
Annual Return 2014	rr_AnnualReturn2014	4.08%
Annual Return 2015	rr_AnnualReturn2015	2.48%
Annual Return 2016	rr_AnnualReturn2016	(0.01%)
Annual Return 2017	rr_AnnualReturn2017	3.27%
Annual Return 2018	rr_AnnualReturn2018	1.15%
Annual Return 2019	rr_AnnualReturn2019	4.66%
Annual Return 2020	rr_AnnualReturn2020	0.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.63%)
1 Year	rr_AverageAnnualReturnYear01	0.37%
5 Years	rr_AverageAnnualReturnYear05	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
AXS Merger Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.33%)	[4]
5 Years	rr_AverageAnnualReturnYear05	1.35%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012	[4]
AXS Merger Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.31%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.28%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.86%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012	[4]

[1]	“Other expenses” have been estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.75% and 1.50% of the average daily net assets of Investor Class and Class I shares of the Fund, respectively. This agreement is in effect until January 22, 2023, and it may be terminated before that date only by the Trust’s Board of Trustees. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. Similarly, the predecessor fund’s investment advisor, Kellner Management, L.P., (“Kellner”), is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made by Kellner to the predecessor fund prior to the predecessor fund’s reorganization on January 22, 2021 for a period ending three years after the date of the waiver of payment. In each case, such reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. Reimbursements of fees waived or payments made will be made on a “first in, first out” basis so that the oldest fees waived or payments are satisfied first. Any reimbursement of fees waived or payments made by Kellner to the predecessor fund prior to the reorganization must be approved by the Trust’s Board of Trustees.
[3]	The Predecessor Fund’s Class A shares were re-designated as Investor Class shares at the close of business on July 24, 2015.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class Shares will vary from returns shown for Institutional Class Shares.